Condensed Statement of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income
Beginning balance (Predecessor) at Dec. 28, 2013	$ (53,911)	$ 5	$ (50,066)	$ (2,521)	$ (1,329)
Beginning balance (in shares) (Predecessor) at Dec. 28, 2013		501,115
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor	13,956			13,956
Stock compensation | Predecessor	1,428		1,428
Foreign currency translation adjustment | Predecessor	292				292
Excess tax benefit from stock-based compensation | Predecessor	97		97
Exercise of options to purchase common stock | Predecessor	1,921		1,921
Exercise of options to purchase common stock (in shares) | Predecessor		4,833
Ending balance (Predecessor) at Dec. 27, 2014	(36,217)	$ 5	(46,620)	11,435	(1,037)
Ending balance (in shares) (Predecessor) at Dec. 27, 2014		505,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor	(5,314)			(5,314)
Stock compensation | Predecessor	225		225
Foreign currency translation adjustment | Predecessor	(27)				(27)
Exercise of options to purchase common stock | Predecessor	11		11
Exercise of options to purchase common stock (in shares) | Predecessor		72
Ending balance (Predecessor) at Aug. 29, 2015	(41,322)	$ 5	(46,384)	6,121	(1,064)
Ending balance (in shares) (Predecessor) at Aug. 29, 2015		506,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor	10,034			10,034
Net income (loss)	10,034
Stock compensation | Predecessor	2,104		2,104
Foreign currency translation adjustment | Predecessor	621				621
Excess tax benefit from stock-based compensation | Predecessor	403		403
Exercise of options to purchase common stock | Predecessor	326		326
Exercise of options to purchase common stock (in shares) | Predecessor		2,112
Ending balance (Predecessor) at Aug. 27, 2016	$ (27,834)	$ 5	(43,551)	16,155	(443)
Ending balance (in shares) (Predecessor) at Aug. 27, 2016	508,132,000	508,132
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor	$ (2,485)
Foreign currency translation adjustment | Predecessor	$ (199)
Exercise of options to purchase common stock (in shares) | Predecessor	31,500
Ending balance at Jul. 06, 2017	$ 597,821	$ 706	609,726	(12,611)
Ending balance (in shares) at Jul. 06, 2017		70,562,000
Beginning balance (Predecessor) at Aug. 27, 2016	$ (27,834)	$ 5	(43,551)	16,155	(443)
Beginning balance (in shares) (Predecessor) at Aug. 27, 2016	508,132,000	508,132
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor	$ (2,485)			(2,485)
Stock compensation | Predecessor	2,441		2,441
Foreign currency translation adjustment | Predecessor	(199)				(199)
Excess tax benefit from stock-based compensation | Predecessor	(59)		(59)
Exercise of options to purchase common stock | Predecessor	109		109
Exercise of options to purchase common stock (in shares) | Predecessor		387
Ending balance (Predecessor) at Aug. 26, 2017	(28,027)	$ 5	(41,060)	13,670	(642)
Ending balance at Aug. 26, 2017	$ 598,702	$ 706	610,138	(12,161)	19
Ending balance (in shares) (Predecessor) at Aug. 26, 2017		508,519
Ending balance (in shares) at Aug. 26, 2017	70,628,322	70,628,000
Beginning balance at Jul. 06, 2017	$ 597,821	$ 706	609,726	(12,611)
Beginning balance (in shares) at Jul. 06, 2017		70,562,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	450			450
Stock compensation	412		412
Foreign currency translation adjustment	19				19
Issuance of Restricted Stock Units (in shares)		66,000
Ending balance (Predecessor) at Aug. 26, 2017	(28,027)	$ 5	(41,060)	13,670	(642)
Ending balance at Aug. 26, 2017	$ 598,702	$ 706	$ 610,138	$ (12,161)	$ 19
Ending balance (in shares) (Predecessor) at Aug. 26, 2017		508,519
Ending balance (in shares) at Aug. 26, 2017	70,628,322	70,628,000